Quarterly Holdings Report
for
Fidelity® MSCI Real Estate Index ETF
October 31, 2025
T16-NPRT1-1225
1.9862677.110

Schedule of Investments October 31, 2025 (Unaudited)
Showing Percentage of Net Assets
Common Stocks – 99.6%
		Shares	Value
DIVERSIFIED REITS – 2.1%
Diversified REITs – 2.1%
Alexander & Baldwin, Inc.		58,303	$931,099
American Assets Trust, Inc.		38,567	737,015
Armada Hoffler Properties, Inc.		71,916	470,331
Broadstone Net Lease, Inc.		144,198	2,584,028
Empire State Realty Trust, Inc. Class A		119,728	884,790
Essential Properties Realty Trust, Inc.		130,454	3,897,966
Gladstone Commercial Corp.		37,157	424,704
Global Net Lease, Inc.		152,222	1,159,932
One Liberty Properties, Inc.		15,038	302,113
WP Carey, Inc.		163,032	10,760,112
TOTAL DIVERSIFIED REITS	22,152,090
HEALTH CARE REITS – 13.8%
Health Care REITs – 13.8%
American Healthcare REIT, Inc.		113,682	5,152,068
CareTrust REIT, Inc.		163,075	5,650,549
Community Healthcare Trust, Inc.		26,930	394,794
Diversified Healthcare Trust		155,814	663,768
Global Medical REIT, Inc.		12,003	368,492
Healthcare Realty Trust, Inc.		278,044	4,926,940
Healthpeak Properties, Inc.		528,704	9,490,237
LTC Properties, Inc.		35,200	1,234,816
Medical Properties Trust, Inc.		448,150	2,316,936
National Health Investors, Inc.		34,695	2,585,124
Omega Healthcare Investors, Inc.		198,867	8,358,380
Sabra Health Care REIT, Inc.		175,710	3,131,152
Sila Realty Trust, Inc.		43,240	1,024,788
Universal Health Realty Income Trust		11,147	426,038
Ventas, Inc.		307,724	22,706,954
Welltower, Inc.		431,909	78,192,805
TOTAL HEALTH CARE REITS	146,623,841
HOTEL & RESORT REITS – 2.1%
Hotel & Resort REITs – 2.1%
Apple Hospitality REIT, Inc.		176,743	1,977,754
DiamondRock Hospitality Co.		168,321	1,316,270
Host Hotels & Resorts, Inc.		529,323	8,479,754
Park Hotels & Resorts, Inc.		163,903	1,686,562
Pebblebrook Hotel Trust		99,145	1,037,057
RLJ Lodging Trust		129,192	878,506
Ryman Hospitality Properties, Inc.		42,394	3,684,463
Summit Hotel Properties, Inc.		101,818	523,344
Sunstone Hotel Investors, Inc.		153,933	1,362,307
Xenia Hotels & Resorts, Inc.		84,251	1,036,287
TOTAL HOTEL & RESORT REITS	21,982,304
INDUSTRIAL REITS – 11.1%
Industrial REITs – 11.1%
Americold Realty Trust, Inc.		206,215	2,658,111
EastGroup Properties, Inc.		36,682	6,402,109

		Shares	Value

First Industrial Realty Trust, Inc.		99,172	$5,482,228
Lineage, Inc.		7,029	276,943
LXP Industrial Trust		223,434	2,120,389
Plymouth Industrial REIT, Inc.		33,796	743,512
Prologis, Inc.		675,116	83,775,144
Rexford Industrial Realty, Inc.		164,079	6,779,744
STAG Industrial, Inc.		135,607	5,189,680
Terreno Realty Corp.		73,812	4,216,880
TOTAL INDUSTRIAL REITS	117,644,740
OFFICE REITS – 3.7%
Office REITs – 3.7%
Alexandria Real Estate Equities, Inc.		118,423	6,894,587
Brandywine Realty Trust		141,265	484,539
BXP, Inc.		111,222	7,917,894
COPT Defense Properties		85,231	2,400,957
Cousins Properties, Inc.		125,258	3,247,940
Douglas Emmett, Inc.		114,773	1,485,163
Easterly Government Properties, Inc.		31,824	688,035
Highwoods Properties, Inc.		79,796	2,284,560
Hudson Pacific Properties, Inc. (a)		111,445	271,926
JBG SMITH Properties		64,903	1,264,959
Kilroy Realty Corp.		84,508	3,570,463
Paramount Group, Inc. (a)		140,446	918,517
Piedmont Realty Trust, Inc.		99,635	803,058
SL Green Realty Corp.		54,704	2,809,050
Vornado Realty Trust		121,724	4,618,209
TOTAL OFFICE REITS	39,659,857
REAL ESTATE MANAGEMENT & DEVELOPMENT – 8.7%
Diversified Real Estate Activities – 0.2%
St. Joe Co.		31,615	1,795,100
Real Estate Development – 0.2%
Forestar Group, Inc. (a)		19,949	518,873
Howard Hughes Holdings, Inc. (a)		24,552	1,946,483
			2,465,356
Real Estate Operating Companies – 0.2%
FRP Holdings, Inc. (a)		12,435	294,709
Kennedy-Wilson Holdings, Inc.		88,605	669,854
Landbridge Co. LLC Class A		12,425	735,187
			1,699,750
Real Estate Services – 8.1%
CBRE Group, Inc. Class A (a)		218,984	33,379,731
Compass, Inc. Class A (a)		341,959	2,636,504
CoStar Group, Inc. (a)		311,473	21,432,457
Cushman & Wakefield PLC (a)		118,274	1,856,902
eXp World Holdings, Inc.		68,246	698,839
Jones Lang LaSalle, Inc. (a)		35,634	10,871,577
Marcus & Millichap, Inc.		21,264	621,121
Newmark Group, Inc. Class A		112,032	1,997,531
Opendoor Technologies, Inc. (a)		481,679	3,742,646

Quarterly Report	2

Common Stocks – continued
		Shares	Value
REAL ESTATE MANAGEMENT & DEVELOPMENT – continued
Real Estate Services – continued
Zillow Group, Inc. Class C (a)		118,546	$8,888,579
			86,125,887
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT	92,086,093
RESIDENTIAL REITS – 11.3%
Multi-Family Residential REITs – 7.5%
Apartment Investment & Management Co. Class A		107,390	571,315
AvalonBay Communities, Inc.		105,775	18,396,388
Camden Property Trust		79,747	7,933,232
Centerspace		13,285	787,136
Elme Communities		67,962	1,117,975
Equity Residential		254,127	15,105,309
Essex Property Trust, Inc.		47,839	12,044,425
Independence Realty Trust, Inc.		172,647	2,750,267
Mid-America Apartment Communities, Inc.		86,968	11,151,907
NexPoint Residential Trust, Inc.		18,484	566,904
UDR, Inc.		233,160	7,855,160
Veris Residential, Inc.		64,970	932,969
			79,212,987
Single-Family Residential REITs – 3.8%
American Homes 4 Rent Class A		245,228	7,749,205
Equity LifeStyle Properties, Inc.		133,849	8,171,481
Invitation Homes, Inc.		439,880	12,382,622
Sun Communities, Inc.		93,717	11,864,572
UMH Properties, Inc.		58,817	855,199
			41,023,079
TOTAL RESIDENTIAL REITS	120,236,066
RETAIL REITS – 13.7%
Retail REITs – 13.7%
Acadia Realty Trust		89,987	1,716,052
Agree Realty Corp.		76,374	5,576,066
Alexander's, Inc.		2,061	455,337
Brixmor Property Group, Inc.		224,285	5,867,296
CBL & Associates Properties, Inc.		11,953	353,450
Curbline Properties Corp.		74,089	1,708,492
Federal Realty Investment Trust		56,791	5,462,726
Getty Realty Corp.		40,641	1,114,783
InvenTrust Properties Corp.		58,408	1,600,379
Kimco Realty Corp.		502,319	10,377,910
Kite Realty Group Trust		163,728	3,624,938
Macerich Co.		189,946	3,257,574
NETSTREIT Corp.		64,022	1,192,090
NNN REIT, Inc.		138,301	5,595,658
Phillips Edison & Co., Inc.		91,484	3,095,818
Realty Income Corp.		644,153	37,347,991

		Shares	Value

Regency Centers Corp.		130,708	$9,012,317
Saul Centers, Inc.		11,566	342,469
Simon Property Group, Inc.		238,908	41,990,470
SITE Centers Corp.		39,108	286,662
Tanger, Inc.		82,901	2,699,257
Urban Edge Properties		94,292	1,813,235
Whitestone REIT		35,900	450,186
TOTAL RETAIL REITS	144,941,156
SPECIALIZED REITS – 33.1%
Data Center REITs – 8.8%
Digital Realty Trust, Inc.		243,089	41,424,797
Equinix, Inc.		61,306	51,865,489
			93,290,286
Other Specialized REITs – 6.9%
EPR Properties		57,131	2,800,562
Farmland Partners, Inc.		40,080	402,002
Four Corners Property Trust, Inc.		73,579	1,739,408
Gaming & Leisure Properties, Inc.		203,219	9,075,760
Iron Mountain, Inc.		218,388	22,483,045
Lamar Advertising Co. Class A		65,325	7,746,892
Millrose Properties, Inc.		88,540	2,851,873
Outfront Media, Inc.		108,032	1,911,086
Safehold, Inc.		42,202	608,975
VICI Properties, Inc.		777,268	23,310,267
			72,929,870
Self-Storage REITs – 5.8%
CubeSmart		167,621	6,314,283
Extra Space Storage, Inc.		157,482	21,030,146
National Storage Affiliates Trust		56,240	1,636,022
Public Storage		116,006	32,314,631
Smartstop Self Storage REIT, Inc.		6,706	230,351
			61,525,433
Telecom Tower REITs – 9.9%
American Tower Corp.		340,608	60,962,020
Crown Castle, Inc.		320,003	28,870,671
SBA Communications Corp.		80,254	15,367,036
			105,199,727
Timber REITs – 1.7%
PotlatchDeltic Corp.		59,417	2,376,680
Rayonier, Inc.		110,686	2,442,840
Weyerhaeuser Co.		543,549	12,501,627
			17,321,147
TOTAL SPECIALIZED REITS	350,266,463
TOTAL COMMON STOCKS (Cost $1,136,845,845)			1,055,592,610
3	Quarterly Report

Schedule of Investments (Unaudited)–continued
Money Market Fund – 0.3%
		Shares	Value
State Street Institutional Treasury Plus Money Market Fund, Trust Class, 3.93% (b) (Cost $2,870,000)		2,870,000	$2,870,000
TOTAL INVESTMENT IN SECURITIES – 99.9% (Cost $1,139,715,845)	1,058,462,610
NET OTHER ASSETS (LIABILITIES) (c) – 0.1%	798,258
NET ASSETS – 100.0%	$1,059,260,868

Legend
(a)	Non-income producing.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.
(c)	Includes $237,945 of cash collateral to cover margin requirements for futures contracts.

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contract
CME Dow Jones U.S. Real Estate Index Contracts (United States)	93	December 2025	$3,349,860	$(73,204)	$(73,204)
The notional amount of futures purchased as a percentage of Net Assets is 0.3%
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.
The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:
Level 1 – unadjusted quoted prices in active markets for identical investments
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)
Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.
Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund’s NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board’s fair value pricing policies and is categorized as Level 2 in the hierarchy.
Quarterly Report	4

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.
Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.
The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.
The Fund's use of derivatives increased or decreased its exposure to the following risk(s):
Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.
Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.
The Fund used futures contracts to manage its exposure to the stock market.
Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.
For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.
5	Quarterly Report

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.
Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.
Quarterly Report	6